Acquisitions (Tables)	12 Months Ended
Jun. 30, 2019
CoAdna Holdings, Inc.
Allocation of Purchase Price of Assets Acquired and Liabilities Assumed	The following table presents the final allocation of the purchase price of the assets acquired and liabilities assumed at the date of acquisition ($000):

Assets
Accounts receivable	$5,684
Inventories	6,189
Prepaid and other assets	2,454
Property, plant & equipment	3,181
Intangible assets	16,072
Goodwill	24,898
Total assets acquired	$58,478

Liabilities
Accounts payable	$4,006
Other accrued liabilities	4,103
Long term accrued income taxes	6,656
Deferred tax liabilities	897
Total liabilities assumed	15,662
Net assets acquired	$42,816

Redstone Aerospace Corporation
Allocation of Purchase Price of Assets Acquired and Liabilities Assumed	The following table presents the final purchase price at the date of acquisition ($000):

Net cash paid at acquisition	$27,959
Fair value of cash earnout arrangement	1,776
Purchase price	$29,735

Purchase Price at the Date of Acquisition	The following table presents a final allocation of the purchase price of the assets acquired and liabilities assumed at the date of acquisition ($000):

Assets
Accounts receivable	$1,606
Other Assets	215
Property, plant & equipment	350
Intangible assets	9,100
Goodwill	21,596
Total assets acquired	$32,867

Liabilities
Non-Interest bearing liabilities	$980
Deferred tax liabilities	2,152
Total liabilities assumed	3,132
Net assets acquired	$29,735